Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 38,048	$ 32,596
New or revised provisions	(11,154)	3,831
Additions - acquired plant sites	13,685	0
Accretion expense	1,811	1,621
Balance at end of period	$ 42,390	$ 38,048